Summary of Changes in the Fair Value of the Warrants Liability (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Public Warrants Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2022	$ 460,000	$ 575,000
Balance at December 31, 2023	230,000	230,000	$ 575,000
Public Warrants Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value	(230,000)	(115,000)
Change in fair value	230,000	115,000
Public Warrants Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2022		575,000
Change in fair value			115,000
Balance at December 31, 2023			575,000
Merger date assumption of public warrants			460,000
Change in fair value			(115,000)
Public Warrants Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2022		641,000
Change in fair value			(1,807,000)
Balance at December 31, 2023			641,000
Change in fair value			1,807,000
Issuance of GEM warrants			2,448,000
Gem Warrants Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2022	233,000	641,000
Balance at December 31, 2023	79,000	79,000	$ 641,000
Gem Warrants Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value	(154,000)	(408,000)
Change in fair value	$ 154,000	$ 408,000